Statement of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the year	$ 646	$ 971	$ (7)
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:	(22)	38	0
Exchange differences on translation of foreign operations	(22)	38	0
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:	(83)	86	14
Exchange differences on translation of non-foreign operations	(3)	(16)	4
Net (loss) gain on equity investments	(73)	98	6
Actuarial (loss) gain recognised	(1)	10	2
Deferred taxation thereon	(6)	(6)	2
Other comprehensive (loss) income for the year, net of tax	(105)	124	14
Total comprehensive income for the year, net of tax	541	1,095	7
Equity shareholders
Comprehensive income (loss) attributable to AngloGold Ashanti	517	1,121	378
Non-controlling interests
Attributable to non-controlling interests	24	18	5
Discontinued operations
Equity shareholders
Comprehensive income (loss) attributable to AngloGold Ashanti	0	(44)	(376)
Aggregate continuing and discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income for the year, net of tax	$ 541	$ 1,095	$ 7